4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	R$ (234.8)	R$ 55.4
Argentine Pesos
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	1,812.8	1,066.3
Argentine Pesos
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	186.5	187.1
Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	(87.7)	(41.0)
Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	(389.4)	(162.8)
Pound Sterling
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	(14.4)	2.9
Pound Sterling
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	(71.3)	13.1
Yen
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	114.6	1,309.7
Yen
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	4.0	38.5
Rubles
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	1,649.3	1,334.3
Rubles
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	91.7	76.6
Turkish Liras
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	(475.6)	(391.2)
Turkey, New Lira [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	(348.6)	(342.4)
USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	75.4	74.2
USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net P&L Exposure	R$ 292.3	R$ 245.3